UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series

FFI Government Fund

FFI Institutional Fund

FFI Institutional Tax-Exempt Fund

FFI Premier Institutional Fund

FFI Select Institutional Fund

FFI Treasury Fund

Master Institutional Money Market LLC

Master Institutional Portfolio

Master Institutional Tax-Exempt Portfolio

Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions

Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 0.50%, 9/28/15	$4,135	$4,137,271
Fannie Mae Discount Notes (a):
0.16%, 8/17/15	15,160	15,158,922
0.13%, 9/14/15	7,560	7,558,799
0.11%, 11/02/15	3,897	3,895,842
0.12%, 11/18/15	3,897	3,895,525
0.16%, 12/30/15	1,340	1,339,129
0.15%, 1/08/16	12,490	12,481,673
0.22%, 2/01/16	1,925	1,922,885
Fannie Mae Variable Rate Notes, 0.16%, 8/05/15 (b)	11,000	10,999,975
Federal Farm Credit Bank Discount Notes (a):
0.07%, 8/12/15	1,900	1,899,959
0.07%, 8/20/15	10,000	9,999,631
0.13%, 11/17/15	5,000	4,998,050
0.23%, 12/23/15	12,776	12,764,246
Federal Farm Credit Bank Variable Rate Notes (b):
0.19%, 2/26/16	16,564	16,563,764
0.20%, 12/16/16	14,938	14,938,000
Federal Home Loan Bank:
0.13%, 8/17/15	6,380	6,379,941
0.20%, 8/18/15	8,925	8,925,138
1.63%, 8/20/15	31,905	31,929,586
0.20%, 8/24/15	5,000	5,000,040
0.65%, 8/24/15	6,560	6,562,003
0.20%, 8/25/15	18,280	18,280,265
0.21%, 8/28/15	12,015	12,014,956
0.38%, 8/28/15	7,110	7,111,096
0.19%, 9/01/15	13,285	13,284,795
0.09%, 9/02/15	3,760	3,759,893
0.09%, 10/08/15	1,880	1,879,923
0.16%, 10/09/15	10,140	10,139,554
0.21%, 10/09/15	3,000	2,999,842
0.12%, 10/15/15	16,000	15,999,592
0.10%, 10/22/15	7,000	6,999,416
0.16%, 1/14/16	4,065	4,064,197
0.34%, 3/14/16	15,840	15,837,711
Federal Home Loan Bank Discount Notes (a):
0.10%, 8/12/15	10,260	10,259,695
0.10%, 8/26/15	2,800	2,799,815
0.16%, 10/02/15	19,225	19,219,537
0.16%, 10/07/15	5,700	5,698,281
0.16%, 10/16/15	4,250	4,248,609
0.14%, 11/04/15	9,845	9,841,233
0.16%, 12/04/15	2,025	2,023,875
0.19%, 1/22/16	30,000	29,972,450
0.21%, 1/27/16	22,800	22,776,193
0.22%, 1/27/16	17,000	16,981,827

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (b):
0.17%, 11/25/15	$8,680	$8,679,721
0.17%, 12/09/15	11,000	10,999,291
0.18%, 12/11/15	9,000	8,999,668
0.14%, 4/15/16	25,000	25,000,000
0.18%, 5/20/16	10,000	9,998,770
0.19%, 5/27/16	10,700	10,698,666
Freddie Mac Discount Notes (a):
0.13%, 9/02/15	18,215	18,212,895
0.14%, 9/17/15	7,286	7,284,668
0.10%, 10/01/15	30,279	30,274,086
0.12%, 10/30/15	4,020	4,018,754
0.13%, 11/20/15	3,385	3,383,643
0.15%, 12/28/15	4,570	4,567,163
Freddie Mac Variable Rate Notes (b):
0.17%, 10/16/15	6,100	6,100,000
0.18%, 11/25/15	15,000	15,000,000
0.15%, 2/18/16	20,280	20,278,297
0.19%, 1/13/17	9,495	9,493,593
Total U.S. Government Sponsored Agency Obligations — 42.0%		610,532,349

Repurchase Agreements
BNP Paribas Securities Corp., 0.15%, 8/03/15 (Purchased on 7/31/2015 to be repurchased at $75,000,938, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 8.00%, due 3/01/19 to 1/20/63, original par and fair values of $257,377,555 and $77,654,012, respectively)	75,000	75,000,000
BNP Paribas Securities Corp., 0.15%, 8/03/15 (Purchased on 4/09/15 to be repurchased at $60,000,750, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 6.56%, due 1/25/22 to 6/15/45, original par and fair values of $1,471,088,251 and $64,904,225, respectively) (c)	60,000	60,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $142,558,237)		135,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015	1

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.14%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $50,000,583, collateralized by various U.S. Treasury Obligations, 0.63% to 2.50%, due 12/31/16 to 11/15/24, original par and fair values of $50,738,720 and $51,000,004, respectively) (d)	$50,000	$50,000,000
Citigroup Global Markets, Inc., 0.16%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $77,001,027, collateralized by various U.S. Treasury Obligations, 3.13%, due 11/15/41 to 2/15/43 original par and fair values of $75,095,100 and $78,540,066, respectively)	77,000	77,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $129,540,070)		127,000,000
Goldman Sachs & Co., 0.16%, 8/06/15 (Purchased on 7/30/15 to be repurchased at $34,001,058, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 12/01/26 to 3/01/45, original par and fair values of $43,154,275 and $35,020,001, respectively)	34,000	34,000,000
Total Value of Goldman Sachs & Co. (collateral value of $35,020,001)		34,000,000
HSBC Securities (USA) Inc., 0.15%, 8/03/15 ((Purchased on 7/31/15 to be repurchased at $55,000,688, collateralized by a U.S. Government Sponsored Agency Obligation, 4.00%, due 3/01/45, original par and fair values of $54,125,000 and $56,651,283, respectively) (b)	55,000	55,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.13%, 8/03/15 (Purchased on 1/27/14 to be repurchased at $75,000,813, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 1.13%, due 6/23/16 to 6/15/18, original par and fair values of $76,504,000 and $76,501,654, respectively) (b)	$75,000	$75,000,000
HSBC Securities (USA), Inc., 0.15%, 8/03/15 (Purchased on 1/27/14 to be repurchased at $70,000,875, collateralized by a U.S. Government Sponsored Agency Obligation, 4.00%, due 3/01/45, original par and fair values of $68,885,000 and $72,100,205, respectively) (b)	70,000	70,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $205,253,142)		200,000,000
J.P. Morgan Securities LLC, 0.23%, 8/03/15 (Purchased on 5/15/13 to be repurchased at $40,000,767, collateralized by various U.S. Government Sponsored Agency Obligations, 5.41% to 6.46%, due 6/16/32 to 7/16/44, original par and fair values of $849,831,869 and $44,400,031, respectively) (b)	40,000	40,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $44,400,031)		40,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.13%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $61,000,661, collateralized by a U.S. Treasury Obligation, 0.00%, due 11/15/23, original par and fair values of $75,165,807 and $62,220,000, respectively)	61,000	61,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.15%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $74,000,925, collateralized by various U.S. Government Sponsored Agency Obligations, 1.89% to 6.01%, due 5/16/38 to 6/15/54, original par and fair values of $725,638,739 and $79,646,206, respectively)	74,000	74,000,000

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 8/05/15 (Purchased on 7/29/15 to be repurchased at $13,000,404, collateralized by a U.S. Government Sponsored Agency Obligation, 4.53%, due 5/20/65, par and fair values of $12,636,564 and $13,910,001, respectively)	$13,000	$13,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $155,776,207)		148,000,000
Morgan Stanley & Co. LLC, 0.14%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $58,000,677, collateralized by various U.S. Government Sponsored Agency Obligations, 2.00% to 8.00%, due 5/20/17 to 4/15/55, original par and fair values of $86,526,932 and $59,160,000, respectively)	58,000	58,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $59,160,000 )		58,000,000
Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.15%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $52,000,650, collateralized by various U.S. Treasury Obligations, 2.50% to 4.00%, due 1/01/28 to 8/01/45, original par and fair value of $57,281,426 and $53,560,000, respectively)	$52,000	$52,000,000
Total Value of TD Securities (USA) LLC (collateral value of $53,560,000)		52,000,000
Wells Fargo Securities LLC, 0.16%, 8/03/15 (Purchased on 8/14/14 to be repurchased at $50,000,667, collateralized by various U.S. Government Sponsored Agency Obligations, 2.75% to 3.50%, due 2/15/24 to 8/01/45, original par and fair values of $48,830,428 and $51,199,884, respectively) (b)	50,000	50,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $51,199,884)		50,000,000
Total Repurchase Agreements — 58.0%		844,000,000
Total Investments (Cost — $1,454,532,349*) — 100.0%		1,454,532,349
Other Assets Less Liabilities — 0.0%		612,000

Net Assets — 100.0%		$1,455,144,349

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date principal owed can be recovered through demand.

(d)	Traded in a joint account

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015	3

Schedule of Investments (concluded)	FFI Government Fund

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication fo the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,454,532,349	—	$1,454,532,349
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, cash of $340,717 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

4	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	FFI Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Fund of Master Institutional Portfolio	$1,842,012,192
Total Investments (Cost — $4,288,229,060) — 100.0%	1,842,012,192
Liabilities in Excess of Other Assets — (0.0)%	(39,487)

Net Assets — 100.0%	$1,841,972,705

FFI Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,842,012,192 and 52.8%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2015, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015	5

Schedule of Investments July 31, 2015 (Unaudited)	FFI Institutional Tax-Exempt Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Tax-Exempt Fund of Master Institutional Tax-Exempt Portfolio	$1,486,746,682
Total Investments (Cost — $1,486,746,682) — 100.0%	1,486,746,682
Liabilities in Excess of Other Assets — (0.0)%	(84,846)

Net Assets — 100.0%	$1,486,661,836

FFI Institutional Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Tax-Exempt Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,486,746,682 and 100.0%, respectively.

Fair Value Hierarchy as of July 31, 2015

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2015, there were no transfers between levels.

6	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	FFI Premier Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Premier Institutional Fund of Master Premier Institutional Portfolio	$4,288,229,060
Total Investments (Cost — $4,288,229,060) — 100.0%	4,288,229,060
Liabilities in Excess of Other Assets — (0.0)%	(497,299)

Net Assets — 100.0%	$4,287,731,761

FFI Premier Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Premier Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $4,288,229,060 and 100.0%, respectively.

Fair Value Hierarchy as of July 31, 2015

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2015, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015	7

Schedule of Investments July 31, 2015 (Unaudited)	FFI Select Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Select Institutional Fund of Master Institutional Portfolio	$1,649,451,966
Total Investments (Cost — $4,288,229,060) — 100.0%	1,649,451,966
Liabilities in Excess of Other Assets — (0.0)%	(234,842)

Net Assets — 100.0%	$1,649,217,124

FFI Select Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,649,451,966 and 47.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended July 31, 2015, there were no transfers between levels.

8	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.01% - 0.07%, 8/06/15	$83,943	$83,942,830
0.02% - 0.09%, 8/13/15	292,182	292,179,970
0.01% - 0.07%, 8/20/15	513,695	513,687,001
0.05% - 0.07%, 8/27/15	193,000	192,994,023
0.02% - 0.11%, 9/03/15	89,489	89,485,369
0.02% - 0.11%, 9/17/15	125,000	124,994,615
0.01% - 0.02%, 9/24/15	61,460	61,459,179
0.02% - 0.12%, 10/01/15	54,560	54,557,802
0.02% - 0.10%, 10/08/15	26,206	26,205,312
0.02%, 10/15/15	71,000	70,997,042
0.02% - 0.03%, 10/22/15	90,844	90,838,612
0.07%, 11/05/15	25,000	24,995,577
0.09%, 12/31/15	4,646	4,644,195
0.08%, 1/07/16	40,000	39,985,867
0.10%, 1/14/16	100,000	99,953,889
0.14%, 1/28/16	25,000	24,982,188
U.S. Treasury Notes:
0.25%, 8/15/15	24,610	24,611,506
0.25%, 9/15/15	40,000	40,009,475
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (concluded):
0.25%, 10/31/15	$188,325	$188,404,364
0.38%, 11/15/15	14,990	15,002,467
0.10%, 1/31/16 (b)	27,953	27,949,824
0.38%, 1/31/16	10,000	10,011,509
0.38% - 4.50%, 2/15/16	70,000	70,518,323
0.25%, 2/29/16	6,855	6,858,295
0.12%, 4/30/16 (b)	41,797	41,797,031
0.12%, 7/31/16 (b)	37,475	37,483,631
0.10%, 10/31/16 (b)	58,842	58,829,147
0.13%, 1/31/17 (b)	22,000	22,000,000
0.12%, 4/30/17 (b)	6,624	6,624,469
Total Investments (Cost — $2,346,003,512*) — 102.0%		2,346,003,512
Liabilities in Excess of Other Assets — (2.0)%		(45,369,111)

Net Assets — 100.0%		$2,300,634,401

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015	9

Schedule of Investments (concluded)	FFI Treasury Fund

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,346,003,512	—	$2,346,003,512
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, a bank overdraft of $2,661 is categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

10	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.6%
State Street Bank & Trust (a):
0.33%, 10/01/15	$12,000	$12,000,000
0.34%, 10/23/15	10,000	10,000,000
Wells Fargo Bank NA (a):
0.29%, 11/19/15	15,000	15,000,000
0.31%, 1/14/16	17,000	17,000,000

		54,000,000
Yankee (b) — 26.3%
Bank of Montreal, Chicago:
0.28%, 8/27/15	20,000	20,000,000
0.23%, 9/21/15	25,000	25,000,000
0.25%, 10/20/15	25,000	25,000,000
0.31%, 1/07/16	40,000	40,000,000
Bank of Nova Scotia, Houston:
0.26%, 9/10/15 (a)	40,000	40,000,000
0.29%, 11/06/15 (a)	40,000	40,000,000
0.30%, 1/11/16	7,000	7,003,285
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.28%, 11/02/15	30,000	30,000,000
0.34%, 11/19/15	25,000	25,010,752
Canadian Imperial Bank of Commerce, New York, 0.28%, 8/21/15	10,715	10,714,970
Credit Industriel et Commercial, NY:
0.30%, 8/03/15	10,000	10,000,000
0.25%, 9/08/15	20,000	20,000,000
0.32%, 9/16/15 (a)	15,000	15,000,000
HSBC Bank PLC, 0.27%, 8/05/15 (a)(c)	18,000	18,000,000
KBC Bank NV, 0.12%, 8/05/15	63,000	63,000,000
Mizuho Bank Ltd., NY:
0.26%, 8/17/15	40,000	40,000,000
0.28%, 9/01/15	25,000	25,000,000
0.30%, 10/19/15	40,000	39,999,560
0.34%, 11/25/15 (a)	25,000	25,000,000
National Bank of Canada, NY (a):
0.29%, 8/17/15	20,000	20,000,000
0.34%, 12/24/15	11,000	11,000,000
Norinchukin Bank, NY (a):
0.33%, 8/24/15	15,000	15,000,000
0.34%, 10/20/15	15,000	15,000,000
0.34%, 11/12/15	35,000	35,000,000
Rabobank Nederland NV, NY, 0.29%, 1/11/16	45,000	45,000,000
Rabobank Nederland, NY, 0.24%, 9/17/15	40,000	40,000,000
Royal Bank of Canada, NY, 0.28%, 11/10/15 (a)	18,000	18,000,000
Sumitomo Mitsui Banking Corp., 0.29%, 11/04/15	35,000	35,000,000
Certificates of Deposit	Par (000)	Value
Yankee (concluded)
Sumitomo Mitsui Trust Bank Ltd., 0.35%, 10/23/15	$42,000	$42,000,000
Sumitomo Trust & Banking Co. Ltd.:
0.28%, 9/17/15	25,000	25,000,000
0.34%, 11/09/15	10,000	10,000,000
0.28%, 11/23/15 (a)	25,000	25,000,000
Toronto-Dominion Bank, NY:
0.28%, 9/04/15 (a)	30,000	30,000,000
0.24%, 10/06/15	35,000	35,000,000

		919,728,567
Total Certificates of Deposit — 27.9%		973,728,567

Commercial Paper
Australia & New Zealand Banking Group Ltd., 0.30%, 11/25/15	45,000	45,000,000
Bank of Nederlandse Gemeenten, 0.29%, 9/03/15 (a)(c)	61,000	61,000,000
Bank of Nova Scotia, 0.29%, 8/10/15 (d)	30,000	29,997,862
Barton Capital Corp., 0.23%, 9/18/15 (d)	76,785	76,761,453
Bedford Row Funding Corp.:
0.23%, 9/03/15	10,000	10,000,512
0.33%, 9/22/15 (d)	50,150	50,126,095
BNP Paribas Finance, Inc., 0.31%, 9/01/15 (d)	30,000	29,991,992
BNP Paribas SA, NY, 0.30%, 9/15/15 (d)	25,000	24,990,625
Caisse Centrale Desjardins du Quebec, 0.18%, 8/17/15 (d)	66,460	66,454,535
Chariot Funding LLC, 0.27%, 8/05/15 (d)	14,500	14,499,565
Charta LLC (d):
0.30%, 9/01/15	13,400	13,396,538
0.34%, 12/01/15	4,500	4,494,815
Ciesco LLC (d):
0.28%, 8/06/15	20,000	19,999,222
0.34%, 12/01/15	10,000	9,988,478
Collateralized Commercial Paper Co. LLC (d):
0.25%, 10/13/15	15,000	14,992,396
0.30%, 10/19/15	13,000	12,991,442
Commonwealth Bank of Australia:
0.27%, 10/23/15	15,000	15,000,000
0.28%, 2/19/16	15,000	15,000,000
DBS Bank Ltd. (d):
0.23%, 9/08/15	3,868	3,867,061
0.25%, 10/01/15 (c)	7,000	6,997,035
0.30%, 11/09/15	25,000	24,979,167

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015	11

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Erste Abwicklungsanstalt (d):
0.24%, 10/02/15 (c)	$50,000	$49,979,333
0.24%, 10/06/15	17,000	16,992,520
Kells Funding LLC (a):
0.30%, 9/25/15 (c)	10,000	9,999,848
0.29%, 10/30/15	30,000	29,999,228
Macquarie Bank Ltd. (d):
0.25%, 8/21/15	5,000	4,999,306
0.35%, 9/04/15	8,000	7,997,356
0.40%, 10/07/15	7,000	6,994,789
Matchpoint Finance PLC, 0.22%, 9/01/15 (c)(d)	10,000	9,998,105
National Australia Bank Ltd., 0.27%, 11/05/15 (a)	29,000	29,000,000
National Australia Funding Delaware, Inc., 0.28%, 8/11/15 (a)(c)	38,500	38,500,000
Nederlandse Waterschapsbank NV:
0.27%, 10/01/15 (a)	37,000	37,000,000
0.27%, 11/09/15 (d)	55,233	55,190,808
Rabobank Nederland NV, NY, 0.29%, 8/19/15 (d)	25,000	24,996,375
Rabobank Nederland, New York, 0.21%, 8/14/15 (d)	10,975	10,974,168
Skandin Enskilda Banken AG, 0.30%, 9/01/15 (d)	10,000	9,997,417
Sumitomo Mitsui Banking Corp. (d):
0.24%, 8/03/15	20,000	19,999,733
0.30%, 9/03/15	35,000	34,990,375
Thunder Bay Funding LLC:
0.27%, 8/03/15	19,000	18,999,715
0.30%, 10/15/15 (d)	40,000	39,975,000
Westpac Banking Corp.:
0.31%, 12/11/15 (d)	22,000	21,974,993
0.30%, 3/23/16	25,000	25,000,000
Total Commercial Paper — 30.2%		1,054,087,862

Corporate Notes
Bank of Montreal, 0.30%, 9/24/15 (a)	5,000	5,001,761
Commonwealth Bank of Australia, 0.30%, 9/18/15	33,000	33,040,719
Svenska Handelsbanken AB, 0.36%, 11/13/15 (a)(c)	40,200	40,200,000
Total Corporate Notes — 2.2%		78,242,480
Time Deposits	Par (000)	Value
Credit Agricole Corporate & Investment Bank, 0.11%, 8/03/15	$150,000	$150,000,000
Den Norske Bank NY, 0.07%, 8/03/15	150,000	150,000,000
Skandinaviska Enskilda Banken AB, 0.08%, 8/03/15	140,000	140,000,000
Natixis, 0.08%, 8/03/15	98,000	98,000,000
Svenska Handelsbanken AB, 0.08%, 8/03/15	115,000	115,000,000
ING Bank NV, 0.14%, 8/05/15	16,000	16,000,000
CIC Euro Securities, Inc., 0.08%, 8/03/15	105,000	105,000,000
Total Time Deposits — 22.2%		774,000,000

U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank, 0.18%, 12/10/15 (a)	10,000	10,002,197
Federal Home Loan Bank, 0.18%, 2/17/17 (a)	32,000	31,992,657
Total U.S. Government Sponsored Agency Obligations — 1.2%		41,994,854

U.S. Treasury Obligations
U.S. Treasury Bills (d):
0.08%, 12/17/15	50,000	49,984,667
0.09% - 0.11%, 12/31/15	124,000	123,946,034
0.15%, 1/28/16	50,000	49,963,500
U.S. Treasury Notes, 0.21%, 2/15/16	30,000	30,693,328
Total U.S. Treasury Obligations — 7.3%		254,587,529

Repurchase Agreements
Citigroup Global Markets, Inc., 0.14%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $25,000,292, collateralized by various U.S. Treasury Obligations, 0.63% to 2.50%, due 12/31/16 to 11/15/24, original par and fair values of $25,369,360 and $25,500,002, respectively) (e)	25,000	25,000,000
Total Value of Citigroup Global Markets, Inc., (collateral value of $25,500,002)		25,000,000

12	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.43%, 8/03/15 (Purchased on 3/03/15 to be repurchased at $90,895,095, collateralized by a Corporate/Debt Obligation, 0.00%, due 3/18/44 to 5/31/45, original par and fair values of $112,915,000 and $102,996,517, respectively) (a)	$85,830	$85,830,000
Credit Suisse Securities (USA) LLC, 0.43%, 8/03/15 (Purchased on 3/03/15 to be repurchased at $90,895,095, collateralized by a Corporate/Debt Obligation, 0.00%, due 3/18/44 to 5/31/45, original par and fair values of $18,335,000 and $6,000,974, respectively) (a)	5,000	5,000,000
Credit Suisse Securities (USA) LLC, 0.64%, 9/04/15 (Purchased on 3/16/15 to be repurchased at $25,076,444, collateralized by a Corporate/Debt Obligation, 0.00%, due 5/31/45, original par and fair values of $32,890,000 and $30,000,934, respectively) (a)	25,000	25,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $138,998,425)		115,830,000
HSBC Securities (USA), Inc., 0.20%, 8/03/15 (Purchased on 7/13/2015 to be repurchased at $17,001,983, collateralized by a Corporate/Debt Obligations, 1.00% to 3.30%, due 4/15/18 to 10/15/46, original par and fair values of $18,555,000 and $18,193,880, respectively) (a)	17,000	17,000,000
Total Value of HSBC Securities (USA), Inc., (collateral value of $18,193,880)		17,000,000
J.P. Morgan Securities LLC, 0.56%, 10/30/15 (Purchased on 7/15/2014 to be repurchased at $12,088,107, collateralized by various Corporate/Debt Obligations, 2.15% to 2.20%, due 3/04/19 to 3/12/20, original par and fair values of $12,545,000 and $12,602,030, respectively) (a)	12,000	12,000,000
Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.81%, 10/30/15 (Purchased on 11/25/14 to be repurchased at $30,228,825, collateralized by various Corporate/Debt Obligations, 1.10% to 7.31%, due 6/25/34 to 9/15/47, original par and fair values of $96,041,900 and $34,500,646, respectively) (a)	$30,000	$30,000,000
J.P. Morgan Securities LLC, 0.58%, 8/19/15, (Purchased on 5/19/15 to be repurchased at $40,309,659, collateralized by various Corporate/Debt Obligations, 0.34% to 7.26%, due 12/16/19 to 9/25/47, original par and fair values of $58,496,617 and $46,287,957, respectively)	40,250	40,250,000
Total Value of J.P. Morgan Securities LLC (collateral value of $93,390,633 )		82,250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.68%, 9/14/15, (Purchased on 1/07/2015 to be repurchased at $30,141,667, collateralized by a Corporate/Debt Obligation, 5.59%, due 10/25/33, original par and fair values of $38,214,432 and $37,500,000, respectively) (a)	30,000	30,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc., (collateral value of $37,500,000)		30,000,000
RBC Capital Markets LLC, 0.15%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $14,000,175, collateralized by various Corporate/Debt Obligations, 2.05% to 7.88%, due 7/20/18 to 11/2/43, original par and fair values of $13,269,202 and $14,700,005, respectively)	14,000	14,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015	13

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.16%, 8/03/15 (Purchased on 3/28/14 to be repurchased at $7,015,338, collateralized by various Corporate/Debt Obligations, 0.00%, due 8/25/15 to 9/21/15, original par and fair values of $7,351,102 and $7,350,000, respectively) (a)	$7,000	$7,000,000
RBC Capital Markets LLC, 0.16%, 8/03/15 (Purchased on 6/12/14 to be repurchased at $27,050,040, collateralized by various Corporate/Debt Obligations, 0.00% to 10.18%, due 9/26/16 to 9/15/45, original par and fair values of $28,187,613 and $28,350,006, respectively) (a)	27,000	27,000,000
Total Value of RBC Capital Markets LLC (collateral value of $50,400,011 )		48,000,000
UBS Securities LLC, 0.26%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $5,000,108, collateralized by various Corporate/Debt Obligations, 3.95% to 11.00%, due 6/15/18 to 10/15/27, original par and fair values of $6,411,328 and $5,961,283, respectively)	5,000	5,000,000
Total Value of UBS Securities LLC (collateral value of $5,961,283)		5,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.28%, 8/03/15 (Purchased on 8/05/14 to be repurchased at $13,036,703, collateralized by various Corporate/Debt Obligations, 1.73% to 1.82%, due 4/15/27 to 4/26/26, original par and fair values of $13,996,497 and $13,910,001, respectively) (a)	$13,000	$13,000,000
Wells Fargo Securities LLC, 0.68%, 9/14/15 (Purchased on 6/15/15 to be repurchased at $10,017,187, collateralized by a Corporate/Debt Obligation, 4.90%, due 3/15/45, original par and fair values of $10,945,989 and $10,500,001, respectively)	10,000	10,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $24,410,002 )		23,000,000
Total Repurchase Agreements — 9.9%		346,080,000
Total Investments (Cost — $3,522,721,292*) — 100.9%		3,522,721,292
Liabilities in Excess of Other Assets — (0.9)%		(31,257,135)

Net Assets — 100.0%		$3,491,464,157

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Traded in a joint account.

14	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015

Schedule of Investments (concluded)	Master Institutional Portfolio

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Short-Term Securities[1]	—	$3,522,721,292	—	$3,522,721,292
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, bank overdraft of $231,570 is categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015	15

Schedule of Investments July 31, 2015 (Unaudited)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.2%
City of Columbia Alabama IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.02%, 8/03/15 (a)	$30,650	$30,650,000
City of Mobile Alabama IDB, RB, VRDN, Alabama Power Co. Project, 0.05%, 8/07/15 (a)	2,100	2,100,000

		32,750,000
Alaska — 0.8%
City of Valdez Alaska, Refunding RB, Exxon Pipeline Co. Project, Series B, VRDN, 0.01%, 8/03/15 (a)	11,715	11,715,000
Arizona — 1.7%
City of Phoenix Civic Improvement Corp, TECP, Series 2014 A-1, 0.05%, 8/24/15	10,000	10,000,000
City of Phoenix Industrial Development Authority, RB, VRDN, Mayo Clinic, Series B (Wells Fargo Bank NA SBPA), 0.01%, 8/03/15 (a)	15,000	15,000,000

		25,000,000
Arkansas — 1.3%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.10%, 8/07/15 (a)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, S/F Housing, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.10%, 8/07/15 (a)	14,285	14,285,000

		19,150,000
California — 11.6%
Bay Area Toll Authority, Refunding RB, VRDN, 0.01%, 8/07/15 (a)	9,000	9,000,000
Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB, VRDN, P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.03%, 8/07/15 (a)(b)(c)	$7,940	$7,940,000
California Housing Finance Agency, RB, AMT, VRDN (a):
Series C, 0.02%, 8/07/15	17,000	17,000,000
Series M, 0.02%, 8/07/15	5,000	5,000,000
California Housing Finance Agency, Refunding RB, AMT, VRDN, Series D, 0.02%, 8/07/15 (a)	6,495	6,495,000
California State University, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.03%, 8/07/15 (a)(b)(c)	2,160	2,160,000
City & County of San Francisco California Public Utilities Commission, Refunding RB, TECP, 0.08%, 8/19/15	20,000	20,000,000
Los Angeles County Housing Authority, Refunding RB, Lincoln Malibu Meadows II LP, VRDN (Fannie Mae Liquidity Agreement), 0.02%, 8/07/15 (a)	5,799	5,799,000
Los Angeles Department of Waste Water, TECP, Series A-2, 0.12%, 8/14/15	12,210	12,210,000
Los Angeles Department of Water & Power, Refunding RB, VRDN (a):
Sub-Series B-1 (Royal Bank of Canada SBPA), 0.01%, 8/07/15	7,000	7,000,000
Sub-Series B-5 (Bank of Montreal SBPA), 0.01%, 8/07/15	2,000	2,000,000
Metropolitan Water District of Southern California, Refunding RB, VRDN ,Series A-2, 0.01%, 8/07/15 (a)	8,800	8,800,000
Riverside Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A, 2.00%, 9/01/15	500	500,761
San County Diego, COP, Refunding Series A, 0.17%, 10/15/15	2,000	2,019,854
San Diego Unified School District, GO, Series A, 2.00%, 6/30/16	9,400	9,547,757
Santa Clara Valley Water District, TECP, Series A, 0.12%, 8/11/15	4,170	4,170,000

16	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2015

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Refunding, VRDN (a):
Series A, Sub-Series A-2 (Royal Bank Canada LOC), 0.01%, 8/07/15	$5,100	$5,100,000
Series B, Sub-Series B-1 (Bank of America NA LOC), 0.01%, 8/07/15	5,000	5,000,000
University of California, Refunding RB, VRDN, Series AL-4, 0.01%, 8/07/15 (a)	42,150	42,150,000

		171,892,372
Colorado — 0.3%
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.04%, 8/07/15 (a)	4,000	4,000,000
Connecticut — 1.7%
Capital City Connecticut EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.02%, 8/07/15 (a)	600	600,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank SBPA), 0.01%, 8/03/15	3,000	3,000,000
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA), 0.01%, 8/03/15	3,600	3,600,000
Sub-Series B-6 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.02%, 8/07/15	7,000	7,000,000
Sub-Series C-2 (Bank of Tokyo-Mitsubishi UFJ SBPA), M/F Housing, 0.02%, 8/07/15	1,400	1,400,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.02%, 8/07/15 (a)	2,500	2,500,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.03%, 8/07/15 (a)	3,200	3,200,000
Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Town of Enfield Connecticut, GO, Refunding, BAN, 1.00%, 8/11/15	$3,700	$3,700,870

		25,000,870
District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, Edgewood Terrace I Project, 0.28%, 12/01/15	2,800	2,800,000
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (AGM) (Citibank NA SBPA), 0.04%, 8/07/15 (a)(b)(c)	2,100	2,100,000

		4,900,000
Florida — 3.2%
City of Jacksonville, Refunding RB, VRDN, Series A (JPMorgan Chase Bank NA SBPA), 0.02%, 8/07/15 (a)	6,100	6,100,000
County of Miami-Dade Florida, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.02%, 8/07/15 (a)	8,750	8,750,000
Jacksonville Housing Finance Authority, HRB, VRDN, M/F Housing, Hartwood Apartments, AMT (Federal Home Loan Mortgage Corp. LOC), 0.04%, 8/07/15 (a)	300	300,000
Orlando Utilities Commission, RB, VRDN, Series 1 (JPMorgan Chase Bank NA SBPA), 0.02%, 8/07/15 (a)	31,900	31,900,000

		47,050,000
Illinois — 2.3%
Illinois Finance Authority, Refunding RB, VRDN (a):
(JPMorgan Chase Bank NA SBPA), 0.02%, 8/07/15	5,100	5,100,000
Northwestern Memorial Hospital, Series A-3 (JPMorgan Chase Bank SBPA), 0.02%, 8/07/15	6,240	6,240,000

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2015	17

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Housing Development Authority, Refunding RB, VRDN, Lakeshore Plaza (JPMorgan Chase Bank NA LOC), 0.02%, 8/07/15 (a)	$4,240	$4,240,000
State of Illinois, GO, VRDN, (Northern Trust LOC), 0.02%, 8/07/15 (a)	18,000	18,000,000

		33,580,000
Indiana — 0.5%
Indiana Finance Authority, Refunding RB, VRDN, Series A-2 (BMO Harris Bank NA SBPA), 0.02%, 8/07/15 (a)	5,800	5,800,000
Purdue University, RB, Student Facilities System, Series A, VRDN, 0.01%, 8/07/15 (a)	1,820	1,820,000

		7,620,000
Iowa — 1.6%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.13%, 8/07/15 (a)	24,000	24,000,000
Kansas — 1.0%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.07%, 8/07/15 (a)	1,385	1,385,000
City of Wichita, GO, Refunding:
0.25%, 10/15/15	5,055	5,055,301
AMT, 0.30%, 10/15/15	4,130	4,130,204
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.06%, 8/07/15 (a)(b)(c)	1,360	1,360,000
Municipal Bonds	Par (000)	Value
Kansas (concluded)
State of Kansas Department of Transportation, Refunding RB, Series B-1, 0.12%, 9/01/15	$3,100	$3,100,000

		15,030,505
Kentucky — 0.1%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank NA LOC), 0.30%, 8/07/15 (a)	1,475	1,475,000
Louisiana — 5.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (a):
0.10%, 8/07/15	4,000	4,000,000
0.10%, 8/07/15	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project (a):
0.01%, 8/03/15	5,000	5,000,000
0.01%, 8/07/15	39,400	39,400,000
Series C, 0.01%, 8/03/15	21,800	21,800,000

		80,200,000
Maine — 0.3%
Town of Kittery Maine, GO, BANS, 1.00%, 9/15/15	3,720	3,723,475
Town of Windham Maine, GO, Refunding, 3.00%, 11/01/15	600	604,161

		4,327,636
Maryland — 1.2%
County of Montgomery Maryland, GO, Refunding, Series A, 5.00%, 11/01/15	200	202,374
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (a):
Conservit, Inc. Facility, 0.17%, 8/07/15	2,870	2,870,000
Homewood Williamsport Facility, 0.08%, 8/07/15	6,125	6,125,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (a):
Gamse Lithographing Co. Facilities, 0.17%, 8/07/15	635	635,000

18	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2015

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (a) (concluded):
Linemark Printing Project, 0.22%, 8/07/15	$4,380	$4,380,000
State of Maryland, GO, Refunding, 2nd Series E, 5.00%, 8/01/15	3,300	3,300,000

		17,512,374
Massachusetts — 10.9%
City of New Bedford, GO, Refunding, 1.25%, 2/05/16	4,935	4,961,355
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.05%, 8/07/15 (a)(b)(c)	10,000	10,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.11%, 2/26/16 (a)	12,550	12,550,000
Massachusetts Development Finance Agency, RB, VRDN, Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.02%, 8/07/15 (a)	8,900	8,900,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System, Series P2 (JPMorgan Chase Bank NA SBPA), 0.02%, 8/07/15 (a)	10,000	10,000,000
Massachusetts Housing Finance Agency, RB, Quincy Point, M/F Housing, 0.33%, 1/15/16	6,500	6,500,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 8/07/15 (a)	42,000	42,000,000
University of Massachusetts Building Authority, RB, VRDN, Senior Series 1 (JPMorgan Chase Bank NA SBPA), 0.03%, 8/07/15 (a)	55,550	55,550,000
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.11%, 2/26/16 (a)	$11,165	$11,165,000

		161,626,355
Michigan — 1.8%
Michigan State Building Authority, Refunding RB, VRDN (Citibank NA LOC), 0.02%, 8/07/15 (a)	2,820	2,820,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit Group, Series F-7, 0.08%, 2/26/16 (a)	7,805	7,805,000
University of Michigan, Refunding RB, VRDN, General, Series D-1, 0.01%, 8/03/15 (a)	16,280	16,280,000

		26,905,000
Minnesota — 0.3%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 8/07/15 (a)(b)(c)	4,700	4,700,000
State of Minnesota, GO, Refunding, Series F, 4.00%, 8/01/15	330	330,000

		5,030,000
Mississippi — 3.3%
County of Jackson Mississippi, Refunding RB, VRDN, Chevron USA, Inc. Project, 0.01%, 8/03/15 (a)	9,800	9,800,000
Mississippi Business Finance Corp., RB, VRDN (a):
Series C, Chevron Project, 0.01%, 8/03/15	9,450	9,450,000
Series C, Chevron Project, 0.01%, 8/03/15	11,630	11,630,000
Series D, Chevron USA, Inc. Project, 0.01%, 8/03/15	17,670	17,670,000

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2015	19

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
Mississippi Business Finance Corp., RB, VRDN (a) (concluded):
Series G (Chevron Corp. Guarantor), 0.01%, 8/03/15	$1,200	$1,200,000

		49,750,000
Missouri — 0.6%
City of Palmyra Missouri IDA, RB, VRDN, BASF Corp. Project, AMT, 0.10%, 8/07/15 (a)	8,000	8,000,000
City of Springfield Missouri Public Utility Revenue, Refunding RB, 5.00%, 8/01/15	815	815,000
State of Missouri, COP, Refunding Series A, 1.50%, 10/01/15	410	410,859

		9,225,859
Nebraska — 0.9%
Nebraska Investment Finance Authority, Refunding RB, VRDN, S/F Housing, Series B (Ginnie Mae, Fannie Mae & Federal Home Loan Bank SBPA), 0.01%, 8/07/15 (a)	13,655	13,655,000
Nevada — 0.2%
County of Clark Nevada School District, BB&T Municipal Trust, GO, VRDN, (Branch Banking & Trust LOC, Branch Banking & Trust Liquidity Agreement), 0.04%, 8/07/15 (a)(b)	3,465	3,465,000
New Hampshire — 0.5%
County of Merrimack New Hampshire, GO, TAN, 2.00%, 12/30/15	7,870	7,928,107
New Jersey — 0.1%
Middletown Township Board of Education, GO, Refunding, 4.00%, 8/01/15	230	230,000
Township of Mansfield New Jersey/Burlington County, GO, Refunding, BAN, Series A, 1.00%, 11/05/15	1,810	1,813,466

		2,043,466
New York — 10.3%
City of New York New York, GO, VRDN, Sub-Series F-7 (Royal Bank of Canada LOC), 0.01%, 8/03/15 (a)	10,000	10,000,000
Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Industrial Development Agency, RB, VRDN, Korean Air Lines Co. Ltd. Project, AMT (Kookmin Bank LOC) (a):
Series A, 0.10%, 8/07/15	$7,500	$7,500,000
Series B, 0.10%, 8/07/15	11,000	11,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN (a):
Future Tax Secured Bonds, Sub-Series A-4 (Wells Fargo Bank NA SBPA), 0.01%, 8/03/15	32,220	32,220,000
Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.01%, 8/03/15	1,500	1,500,000
Sub-Series E-4 (Bank of America SBPA), 0.01%, 8/03/15	10,000	10,000,000
New York City Water & Sewer System, Refunding RB, VRDN (a):
Municipal Water Finance Authority, FLOATS, Series 2043 (Morgan Stanley Bank Liquidity Agreement), 0.03%, 8/07/15 (b)(c)	2,153	2,153,280
2nd General Resolution, Series AA (TD Bank NA SBPA), 0.01%, 8/03/15	27,600	27,600,000
2nd General Resolution, Series BB-4 (Wells Fargo Bank NA SBPA), 0.01%, 8/03/15	10,000	10,000,000
Sub-Series A-2 (Mizuho Corporate Bank SBPA), 0.01%, 8/03/15	17,770	17,770,000
New York State HFA, HRB, VRDN, M/F Housing, Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.02%, 8/07/15 (a)	3,190	3,190,000
New York State Urban Development Corp., Refunding RB, VRDN, Series A3-D (JPMorgan Chase Bank NA SBPA), 0.03%, 8/07/15 (a)	12,870	12,870,000

20	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2015

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.07%, 8/07/15 (a)	$8,070	$8,070,000

		153,873,280
North Carolina — 4.1%
Charlotte Housing Authority North Carolina, RB, VRDN, Stonehaven East Project (Wells Fargo Bank NA LOC), 0.02%, 8/07/15 (a)	4,050	4,050,000
Charlotte-Mecklenburg Hospital Authority, Refunding RB, VRDN, Series B, 0.01%, 8/03/15 (a)	5,300	5,300,000
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas Healthcare System, Series 2011-72, Class C (Wells Fargo Bank NA SBPA), 0.03%, 8/07/15 (a)(b)(c)	1,590	1,590,000
City of Charlotte North Carolina Water & Sewer System, RB, VRDN, Series B (Wells Fargo Bank NA SBPA), 0.01%, 8/07/15 (a)	29,000	29,000,000
City of Raleigh North Carolina Combined Enterprise System Revenue, RB, Series B, VRDN (Wells Fargo Bank NA SBPA), 0.03%, 8/07/15 (a)	7,000	7,000,000
County of Guilford North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (Commerce Bank NA LOC), 0.25%, 8/07/15 (a)	1,400	1,400,000
County of Wake North Carolina, GO, Series C, Public Import, VRDN, 0.01%, 8/07/15 (a)	7,700	7,700,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Eagle Tax-Exempt Trust Receipts, Duke University (Citibank NA Liquidity Agreement), 0.03%, 8/07/15 (a)(b)(c)	2,400	2,400,000
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Educational Facilities Finance Agency, RB, VRDN, Duke University Project, Series A (a):
0.01%, 8/07/15	$3,095	$3,095,000

		61,535,000
Ohio — 1.6%
County of Allen Ohio Hospital Facility, Refunding RB, VRDN, Catholic Healthcare Partners, Series C (Union Bank NA, LOC), 0.01%, 8/03/15 (a)(b)(c)	23,100	23,100,000
State of Ohio, GO, Refunding, Higher Education, Series C, 5.00%, 8/01/15	500	500,000

		23,600,000
Oklahoma — 0.1%
County of Tulsa Oklahoma ISD No. 1 Tulsa, GO, Series B, 1.10%, 8/01/15	760	760,000
Pennsylvania — 2.9%
Delaware River Port Authority, Refunding RB, VRDN, Series A (Royal Bank of Canada LOC), 0.02%, 8/07/15 (a)	4,310	4,310,000
Geisinger Authority, RB, VRDN, Geisinger Health System, Series A (Wells Fargo Bank NA SBPA), 0.01%, 8/03/15 (a)	23,120	23,120,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.05%, 8/07/15 (a)	15,800	15,800,000

		43,230,000
South Carolina — 0.9%
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.17%, 8/07/15 (a)(b)(c)	13,150	13,150,000
Texas — 19.9%
City of Austin Texas, GO, Public Property Finance Contractual Obligations, 3.50%, 11/01/15	485	488,867

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2015	21

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Austin Texas Electric Utility System Revenue, Refunding RB, FLOATS, VRDN (JPMorgan Chase Bank NA Liquidity Agreement), 0.14%, 8/07/15 (a)(b)(c)	$6,300	$6,300,000
City of Denton Texas ISD, GO, VRDN, School Building, Series B (Bank of Tokyo-Mitsubishi SBPA), 0.02%, 8/07/15 (a)	3,000	3,000,000
City of Houston Texas Utility System Revenue, TECP, Series B-4, 0.06%, 8/03/15	10,000	10,000,000
City of Klein Texas ISD, GO, PSF-GTD, 4.15%, 8/01/15 (d)	510	510,000
City of Laredo Texas, GO, Refunding, 5.00%, 8/15/15	600	601,129
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.05%, 8/07/15 (a)(c)	10,360	10,360,000
County of Harris Texas Health Facilities Development Corp., Refunding RB, VRDN, Methodist Hospital System, Series A-1, 0.01%, 8/03/15 (a)	17,970	17,970,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.03%, 8/07/15 (a)	8,280	8,280,000
Gulf Coast Industrial Development Authority, RB, VRDN, Exxon Mobile Project, 0.01%, 8/03/15 (a)	3,370	3,370,000
Lower Neches Valley Authority, Refunding RB, Chevron USA, Inc. Project, 0.09%, 8/15/15 (e)	6,590	6,590,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.05%, 8/07/15 (a)	51,170	51,170,000
Port of Freeport Texas, RB, VRDN, BASF Corp. Project, AMT (a):
0.10%, 8/07/15	19,500	19,500,000
Multi-Mode, 0.10%, 8/07/15	20,000	20,000,000
Municipal Bonds	Par (000)	Value
Texas (concluded)
Port of Houston Authority Texas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding, VRDN, Series A, AMT (JPMorgan Chase Bank NA SBPA), 0.06%, 8/07/15 (a)(b)(c)	$25,215	$25,215,000
Port of Port Arthur Texas Navigation District, RB, VRDN, AMT, Project (a):
BASF Corp. Series A, 0.10%, 8/07/15	15,000	15,000,000
Total Petrochemicals & Refining USA, Inc., 0.05%, 8/07/15	26,000	26,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.03%, 8/07/15 (a)(b)(c)	3,000	3,000,000
State of Texas, GO:
Series E, 2.00%, 8/01/15	2,400	2,400,000
Series F, 2.00%, 8/01/15	700	700,000
TRAN, 1.50%, 8/31/15	52,200	52,260,004
State of Texas, GO, VRDN:
Series D (State Street Bank & Trust Co. SBPA), 0.01%, 8/07/15 (a)	4,610	4,610,000
Veterance Bonds, Series B, (Sumitomo Mitsui Banking Corp. LOC), 0.02%, 8/07/15 (a)	4,700	4,700,000
Tarrant Regional Water District, Refunding RB, 2.00%, 3/01/16	320	323,063
Waco Educational Finance Corp., Refunding RB, Baylor University, Series A, VRDN (Bank of New York Mellon Trust LOC), 0.02%, 8/07/15 (a)	2,610	2,610,000
West Harris County Regional Water Authority, Refunding RB, 2.00%, 12/15/15	430	432,882

		295,390,945
Utah — 4.7%
City of Murray Utah, RB, VRDN, IHC Health Services, Inc. (a):
Series A (JPMorgan Chase Bank NA SBPA), 0.01%, 8/03/15	3,240	3,240,000
Series C, 0.01%, 8/03/15	29,300	29,300,000
Series D, 0.01%, 8/03/15	16,800	16,800,000

22	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2015

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Utah (concluded)
City of Murray Utah, RB, VRDN, IHC Health Services, Inc. (a) (concluded):
Series D (Wells Fargo Bank NA SBPA), 0.01%, 8/03/15	$5,100	$5,100,000
County of Utah Utah, RB, VRDN, IHC Health Services, Inc. (a):
Series B, 0.22%, 2/26/16	700	700,000
Series C, 0.22%, 2/26/16	800	800,000
County of Weber Utah Health Services, RB, Series B, VRDN (US Bank NA SBPA), 0.01%, 8/07/15 (a)	14,200	14,200,000
Snyderville Basin Water Reclamation District, RB, 2.00%, 9/15/15	470	470,977

		70,610,977
Virginia — 4.4%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.08%, 8/07/15 (a)	592	592,000
City of Lexington Virginia IDA, RB, VRDN, Washington & Lee University, 0.02%, 8/07/15 (a)	385	385,000
County of Fairfax Virginia IDA, RB, VRDN, Inova Health System Projects, Series A-1 (TD Bank NA SBPA), 0.02%, 8/07/15 (a)	18,600	18,600,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Inova Health System (a):
Series A-2, Project, 0.02%, 8/07/15	400	400,000
Window, Healthcare, Series C, 0.20%, 2/26/16	7,305	7,305,000
County of Loudoun Virginia, GO, Series A:
5.00%, 12/01/15 (f)	215	218,478
5.00%, 12/01/15	985	1,000,936
County of Loudoun Virginia EDA, RB, 5.00%, 12/01/15	500	504,753
County of Loudoun Virginia IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F, 0.01%, 8/07/15 (a)	7,905	7,905,000
Hampton Roads Sanitation District, RB, VRDN, 0.01%, 8/07/15 (a)	10,800	10,800,000
Municipal Bonds	Par (000)	Value
Virginia (concluded)
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.02%, 8/07/15 (a)(c)	$2,200	$2,200,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.08%, 8/07/15 (a)(b)(c)	3,470	3,470,000
University of Virginia, RB, VRDN, Eagle Tax-Exempt Receipts, Class A (Citibank NA Liquidity Agreement), 0.03%, 8/07/15 (a)(b)(c)	2,110	2,110,000
Virginia College Building Authority, RB, VRDN (a):
21st Century College, Series B (Wells Fargo Bank NA SBPA), 0.01%, 8/03/15	1,280	1,280,000
21st Century College, Series C (Wells Fargo Bank NA SBPA), 0.01%, 8/03/15	400	400,000
Washington & Lee University, Series B, 0.02%, 8/07/15	5,600	5,600,000
Virginia Public Building Authority, RB, Series C, 5.00%, 8/01/15	2,400	2,400,000

		65,171,167
Washington — 0.7%
City of Seattle Washington Municipal Light & Power, Refunding RB, VRDN, FLOATS, Series 2011-18, Class C (Wells Fargo Bank NA SBPA), 0.03%, 8/07/15 (a)(b)(c)	9,730	9,730,000
Wyoming — 1.0%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank NA LOC), 0.12%, 8/07/15 (a)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, Cheyenne Power Co. Project, AMT (Wells Fargo Bank NA LOC) (a):
Series A, 0.05%, 8/07/15	5,000	5,000,000
Series B, 0.05%, 8/07/15	3,500	3,500,000

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2015	23

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wyoming (concluded)
County of Sweetwater Wyoming, Refunding RB, VRDN, PacifiCorp Project (Bank of Nova Scotia LOC), 0.03%, 8/07/15 (a)	$2,300	$2,300,000

		15,400,000
Total Long-Term Investments (Cost — $1,557,283,913) — 104.7%		1,557,283,913
		Value
Total Investments (Cost — $1,557,283,913*) — 104.7%		$1,557,283,913
Liabilities in Excess of Other Assets — (4.7)%		(70,537,231)

Net Assets — 100.0%		$1,486,746,682

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Security is collateralized by Municipal or U.S. Treasury obligations.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
M/F	Multi-Family
PSF-GTD	Permanent School Fund Guaranteed
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

24	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2015

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,557,283,913	—	$1,557,283,913
[1] See above Schedule of Investments for values in each state or political sub-division.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount July 31, 2015, bank overdraft of $71,764,749 is categorized as Level 2 within the disclosure hierarchy.

During the year ended July 31, 2015, there were no transfers between levels.

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2015	25

Schedule of Investments July 31, 2015 (Unaudited)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit — 24.9%	Par (000)	Value
Domestic — 1.3%
Wells Fargo Bank NA, 0.31%, 9/08/15 (a):	$30,000	$30,000,000
Yankee (b) — 23.6%
Bank of Montreal, Chicago (a):
0.28%, 8/27/15	30,000	30,000,000
0.25%, 10/20/15	40,000	40,000,000
0.31%, 1/07/16	50,000	50,000,000
Bank of Nova Scotia, Houston (a):
0.28%, 11/06/15	20,000	20,000,000
0.29%, 11/06/15	25,000	25,000,000
0.41%, 1/11/16	7,000	7,003,285
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.26%, 10/01/15	30,000	30,000,000
0.28%, 11/02/15	50,000	50,000,000
0.49%, 11/19/15 (a)	20,000	20,008,602
Canadian Imperial Bank of Commerce, New York, 0.28%, 8/21/15 (a)	15,600	15,599,957
Credit Agricole Corporate & Investment Bank, New York:
0.30%, 8/03/15	35,000	35,000,000
0.32%, 11/03/15	25,000	25,000,000
Credit Industriel et Commercial, New York:
0.25%, 9/08/15	25,000	25,000,000
0.32%, 9/16/15 (a)	18,000	18,000,000
Credit Industriel et Commercial, NY, 0.30%, 8/03/15	10,000	10,000,000
HSBC Bank PLC, 0.27%, 8/05/15 (a)(c)	22,000	22,000,000
KBC Bank NV, 0.12%, 8/05/15	76,000	76,000,000
Mizuho Bank Ltd., New York:
0.26%, 9/01/15	40,000	40,000,000
0.27%, 10/06/15	25,000	25,000,000
National Bank of Canada, NY (a):
0.29%, 8/17/15	32,000	32,000,000
0.34%, 12/24/15	23,000	23,000,000
Norinchukin Bank, NY:
0.26%, 10/14/15	20,000	20,000,000
0.34%, 10/20/15 (a)	25,000	25,000,000
0.34%, 11/12/15	45,000	45,000,000
Rabobank Nederland NV, NY (a):
0.33%, 9/16/15	62,000	62,000,000
0.29%, 1/11/16	20,000	20,000,000
Sumitomo Mitsui Trust Bank Ltd.:
0.25%, 8/13/15	25,000	25,000,000
0.35%, 10/23/15	40,000	40,000,000
0.29%, 11/04/15 (a)	45,000	45,000,000
0.34%, 11/09/15 (a)	40,000	40,000,000
Certificates of Deposit	Par (000)	Value
Yankee (concluded)
Toronto-Dominion Bank, NY (a):
0.28%, 9/04/15	$35,000	$35,000,000
0.24%, 10/06/15	20,000	20,000,000
Wells Fargo Bank NA, 0.31%, 1/14/16 (a)	40,000	40,000,000

		1,035,611,844
Total Certificates of Deposit — 24.9%		1,065,611,844

Commercial Paper — 32.6%
Alpine Securitization Corp. (d):
0.26%, 9/01/15	55,000	54,988,332
Australia & New Zealand Banking Group Ltd. (a):
0.31%, 10/27/15	20,000	19,999,265
0.30%, 11/25/15	40,000	40,000,000
Bank of Nova Scotia, 0.29%, 8/10/15 (d)	50,000	49,996,438
Barton Capital Corp., 0.26%, 10/07/15 (a)(d)	45,550	45,528,248
Bedford Row Funding Corp.:
0.23%, 9/03/15 (a)	15,000	15,000,768
0.33%, 9/22/15 (d)	40,000	39,980,933
0.33%, 2/17/16 (a)	40,000	40,000,000
BNP Paribas SA, NY, 0.30%, 9/15/15 (d)	50,000	49,981,250
Caisse Centrale Desjardins du Quebec, 0.18%, 8/17/15 (d)	83,540	83,533,131
Charta LLC, 0.34%, 12/01/15 (d)	5,000	4,994,239
Ciesco LLC, 0.34%, 12/01/15 (d)	10,000	9,988,478
Collateralized Commercial Paper Co. LLC (d):
0.35%, 9/18/15	50,000	49,976,667
0.46%, 10/13/15	20,000	19,981,344
0.25%, 10/13/15	15,350	15,342,218
0.30%, 10/19/15	18,000	17,988,150
Commonwealth Bank of Australia (a):
0.27%, 10/23/15	10,000	10,000,000
0.28%, 2/19/16	40,000	40,000,000
DBS Bank Ltd. (d):
0.25%, 10/01/15 (c)	9,000	8,996,188
0.30%, 11/09/15	40,000	39,966,667
Erste Abwicklungsanstalt, 0.26%, 10/14/15 (d)	40,000	39,978,622
HSBC Bank PLC, 0.29%, 11/19/15 (a)	20,000	20,000,000
ING (US) FUNDING LLC, 0.30%, 8/11/15 (d)	47,000	46,996,083
JPMorgan Chase & Co., 0.95%, 10/15/15 (a)	23,500	23,523,403

26	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Kells Funding LLC (a):
0.29%, 9/22/15	$10,000	$9,999,846
0.30%, 10/29/15	25,000	24,998,899
LMA Americas LLC, 0.30%, 10/09/15 (d)	22,200	22,187,235
Macquarie Bank Ltd. (d):
0.30%, 8/21/15	35,000	34,994,722
0.35%, 9/04/15	17,000	16,994,381
0.40%, 10/07/15	18,000	17,986,600
Matchpoint Finance PLC (d):
0.22%, 8/24/15	40,000	39,994,378
0.22%, 9/01/15(c)	25,000	24,995,264
National Australia Funding Delaware, Inc., 0.28%, 8/11/15 (a)(c)	50,000	50,000,000
Nederlandse Waterschapsbank NV, 0.32%, 12/01/15 (d)	9,000	8,990,240
Oversea-Chinese Banking Corp., Ltd.,, 0.25%, 10/01/15 (d)	60,000	59,974,583
Skandin Enskilda Banken AG, 0.30%, 9/01/15 (d)	40,000	39,989,667
Sumitomo Mitsui Trust Bank Ltd., NY, 0.27%, 9/17/15 (d)	40,000	39,985,900
Thunder Bay Funding LLC, 0.30%, 10/15/15 (d)	15,000	14,990,625
United Overseas Bank Ltd., 0.26%, 10/16/15 (d)	30,000	29,983,533
Versailles Commercial Paper LLC (d):
0.28%, 10/13/15	40,000	39,977,289
0.28%, 10/13/15	40,000	39,977,289
Westpac Banking Corp.:
0.31%, 12/11/15(d)	25,000	24,971,583
0.30%, 3/23/16(a)	25,000	25,000,000
Westpac Banking Corp., NY, 0.29%, 11/03/15 (a)	40,000	40,000,339
Working Capital Management Co., 0.20%, 8/06/15 (d)	6,500	6,499,819
Total Commercial Paper — 32.6%		1,399,232,616

Corporate Notes — 2.3%
Commonwealth Bank of Australia, 1.25%, 9/18/15	36,408	36,452,924
Svenska Handelsbanken AB, 0.36%, 11/13/15 (a)(c)	63,400	63,400,000
Total Corporate Notes — 2.3%		99,852,924
Municipal Bonds	Par (000)	Value
Wisconsin Housing & Economic Development Authority, RB, VRDN, Home Ownership, Series B (Federal Home Loan Bank of Chicago SBPA), 0.14%, 8/06/15 (e)	$2,235	$2,235,000
Total Municipal Bonds — 0.1%		2,235,000

Time Deposits — 21.1%
Barclays Bank PLC, NY, 0.14%, 8/03/15	136,535	136,535,000
CIC Euro Securities, Inc., 0.08%, 8/03/15	135,000	135,000,000
Credit Agricole Corporate & Investment Bank, New York, 0.11%, 8/03/15	120,000	120,000,000
DEN Norske Bank NY, 0.07%, 8/03/15	80,000	80,000,000
ING Bank NV, 0.14%, 8/05/15	20,000	20,000,000
Natixis, New York, 0.08%, 8/03/15	154,000	154,000,000
Skandinaviska Enskilda Banken AB, 0.08%, 8/03/15	140,000	140,000,000
Svenska Handelsbanken, NY, 0.08%, 8/03/15	120,000	120,000,000
Total Time Deposits — 21.1%		905,535,000

U.S. Government Sponsored Agencies — 0.9%
Federal Home Loan Bank, 0.18%, 2/17/17 (a)(f)	40,000	39,990,822

U.S. Treasury Obligations — 7.6%
U.S. Treasury Bills (d):
0.07%, 8/20/15	50,000	49,998,285
0.08%, 12/17/15	90,000	89,972,400
0.11% - 0.11%, 12/31/15	146,000	145,935,850
0.26%, 6/23/16	10,000	9,976,837
U.S. Treasury Note, 4.50%, 2/15/16	30,000	30,693,328
Total U.S. Treasury Obligations — 7.6%		326,576,700

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015	27

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.14%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $50,000,583, collateralized by U.S. Treasury Obligations, 0.63% to 2.50%, due 12/31/16 to 11/15/24, original par and fair values of $50,738,720 and $51,000,004 respectively) (a)(g)	$50,000	$50,000,000
Citigroup Global Markets, Inc., 0.70%, 8/03/15 (Purchased on 5/26/15 to be repurchased at $100,134,071, collateralized by Corporate/Debt Obligations, 1.74% to 4.05%, due 7/15/26 to 11/25/54, original par and fair values of $249,666,380 and $107,000,001, respectively) (e)	100,000	100,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $158,000,005)		150,000,000
Credit Suisse Securities (USA) LLC, 0.43%, 8/03/15 (Purchased on 3/03/15 to be repurchased at $85,847,600, collateralized by Corporate/Debt Obligations, 0.00% due 3/18/44 to 5/31/45, original par and fair values of $123,905,000 and $102,832,828, respectively) (a)	85,691	85,691,000
Credit Suisse Securities (USA) LLC, 0.64%, 8/03/15 (Purchased on 3/16/15 to be repurchased at $40,099,828, collateralized by a Corporate/Debt Obligation, 0.00% due 5/31/45, original par and fair values of $52,625,000 and $48,002,406, respectively) (e)	40,000	40,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $150,835,234)		125,691,000
Goldman Sachs & Co., 0.16%, 8/05/15 (Purchased on 7/29/15 to be repurchased at $40,001,244, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 11/01/28 to 5/01/45, original par and fair values of $44,910,174 and $41,200,001, respectively)	40,000	40,000,000
Total Value of Goldman Sachs & Co. (collateral value of $41,200,001)		40,000,000
Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.55%, 8/03/15 (Purchased on 7/15/14 to be repurchased at $15,087,488, collateralized by Corporate/Debt Obligations, 0.81% to 2.15% due 7/15/16 to 3/12/20, original par and fair values of $15,700,000 and $15,753,286 respectively) (e)	$15,000	$15,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $15,753,286)		15,000,000
Mizuho Securities USA, Inc., 0.31%, 8/03/15 (Purchased on 3/04/13 to be repurchased at $75,569,625, collateralized by various U.S. Government Agency Obligations, 0.49% to 1.85%, due 3/23/23 to 12/25/45, original par and fair values of $127,582,036 and $89,876,226, respectively) (a)	75,000	75,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $89,876,226)		75,000,000
RBC Capital Markets LLC, 0.15%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $23,000,288, collateralized by various Corporate/Debt Obligations, 2.75% to 7.88% due 10/15/19 to 8/15/45, original par and fair values of $23,801,502 and $24,150,003 respectively)	23,000	23,000,000
RBC Capital Markets LLC, 0.16%, 8/03/15 (Purchased on 3/28/14 to be repurchased at $11,024,102, collateralized by various U.S. Government Sponsored Agency Obligations and various Corporate/Debt Obligations, 0% due 8/11/15 to 10/15/15, original par and fair values of $11,551,739 and $11,550,001 respectively) (a)	11,000	11,000,000

28	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements – 11.4%	Par (000)	Value
RBC Capital Markets LLC, 0.16%, 8/03/15 (Purchased on 6/12/14 to be repurchased at $31,057,453, collateralized by various Corporate/Debt Obligations, 0.00% to 8.25% due 10/19/16 to 9/15/45, original par and fair values of $31,609,286 and $32,550,001 respectively) (a)	$31,000	$31,000,000
Total Value of RBC Capital Markets LLC (collateral value of $68,250,005)		65,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.28%, 8/03/15 (Purchased on 8/5/14 to be repurchased at $18,050,820, collateralized by a Corporate/Debt Obligation, 1.82% due 4/15/27, original par and fair values of $19,293,641 and $19,260,000 respectively) (a)	$18,000	$18,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $19,260,000)		18,000,000
Total Repurchase Agreements — 11.4%		488,691,000
Total Investments (Cost — $4,327,725,906*) — 100.9%		4,327,725,906
Liabilities in Excess of Other Assets — (0.9)%		(39,495,599)

Net Assets — 100.0%		$4,288,230,307

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$39,990,822	—

(g)	Traded in a joint account.

Portfolio Abbreviations

RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015	29

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$4,327,725,906	—	$4,327,725,906

[1]	See above Schedule of Investments for values in each security type.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, a bank overdraft of $459,423 is categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

30	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 22, 2015